Shareholder Fees	Mar. 01, 2021
First Trust SSI Strategic Convertible Securities ETF | First Trust SSI Strategic Convertible Securities ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none